Segment Reporting - Disclosure of Detailed Information About Operating Segments Financial Position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets.-
Cash and cash equivalent	S/ 801,140	S/ 626,180	S/ 606,950
Financial asset at fair value through profit or loss		181
Trade accounts receivables	1,007,828	1,515,673
Work in progress	28,538	61,804
Accounts receivable from related parties	34,903	100,752
Other accounts receivable	588,451	765,445
Inventories	514,047	770,711
Prepaid expenses	10,549	33,478
Current assets before non-current assets classified as held for sale	2,985,456	3,874,224
Non-current assets classified as held for sale	247,798	17,722
Total current assets	3,233,254	3,891,946
Long-term trade accounts receivable	1,020,067	907,587
Long-term work in progress	32,212	28,413
Long-term accounts receivable from related parties	778,226	773,930
Prepaid expenses	33,697	38,082
Other long-term accounts receivable	302,957	470,852
Investments in associates and joint ventures	257,765	268,671
Investment property	29,133	45,687
Property, plant and equipment	470,554	865,735	1,113,599	S/ 1,111,757
Intangible assets	847,095	940,070	960,286	S/ 878,286
Deferred income tax asset	425,436	436,697
Total non-current assets	4,197,142	4,775,724	S/ 4,717,976
Total assets	7,430,396	8,667,670
LIABILITIES AND EQUITY
Borrowings	826,474	1,056,764
Bonds	39,167	36,655
Trade accounts payable	1,079,531	1,453,046
Accounts payable to related parties	55,941	55,174
Current income tax	25,807	85,543
Other accounts payable	632,669	848,500
Provisions	6,197	13,503
Non-current liabilities classified as held for sale	225,828
Total current liabilities	2,891,614	3,549,185
Borrowings	376,198	633,299
Long-term bonds	897,875	910,912
Other long-term accounts payable	574,110	852,473
Long-term accounts payable to related parties	21,849	25,954
Provisions	103,411	33,914
Derivative financial instruments	61	383
Deferred income tax liability	75,347	72,472
Total non-current liabilities	2,048,851	2,529,407
Total liabilities	4,940,465	6,078,592
Equity attributable to controlling interest in the Company	2,088,360	2,123,330
Non-controllinginterest	401,571	465,748
Total liabilities and equity	7,430,396	8,667,670
Parent company operations [member]
Assets.-
Cash and cash equivalent	129,269	25,536
Trade accounts receivables	1,068	274,522
Work in progress	3,576	6,030
Accounts receivable from related parties	98,308	76,006
Other accounts receivable	49,160	51,269
Inventories		45,702
Prepaid expenses	1,221	14,794
Current assets before non-current assets classified as held for sale	282,602	493,859
Non-current assets classified as held for sale	247,798
Total current assets	530,400	493,859
Long-term trade accounts receivable		39,852
Long-term accounts receivable from related parties	744,655	637,415
Other long-term accounts receivable	52,645	58,408
Investments in associates and joint ventures	2,213,023	2,216,343
Property, plant and equipment	69,088	171,563
Intangible assets	23,514	71,363
Deferred income tax asset	218,201	238,560
Total non-current assets	3,321,126	3,433,504
Total assets	3,851,526	3,927,363
LIABILITIES AND EQUITY
Borrowings	209,492	253,233
Trade accounts payable	55,968	225,966
Accounts payable to related parties	91,754	102,976
Current income tax	1,381	8,300
Other accounts payable	38,209	183,895
Provisions		1,597
Non-current liabilities classified as held for sale	225,828
Total current liabilities	622,632	775,967
Borrowings	268,478	390,022
Other long-term accounts payable	2,605	38,878
Long-term accounts payable to related parties	183,826	62,841
Provisions	51,055	8,620
Deferred income tax liability	1,054	7,277
Total non-current liabilities	507,018	507,638
Total liabilities	1,129,650	1,283,605
Equity attributable to controlling interest in the Company	2,708,803	2,629,428
Non-controllinginterest	13,073	14,330
Total liabilities and equity	3,851,526	3,927,363
Elimination of intersegment amounts [member]
Assets.-
Trade accounts receivables		2,204
Accounts receivable from related parties	(379,747)	(352,438)
Other accounts receivable	2
Inventories	(15,444)	(8,607)
Current assets before non-current assets classified as held for sale	(395,189)	(358,841)
Total current assets	(395,189)	(358,841)
Long-term accounts receivable from related parties	(260,430)	(149,624)
Prepaid expenses	(509)	(510)
Other long-term accounts receivable	(2)
Investments in associates and joint ventures	(2,082,768)	(2,066,530)
Property, plant and equipment	(1,159)	(17,587)
Intangible assets	11,872	11,260
Deferred income tax asset	5,963	6,030
Total non-current assets	(2,327,033)	(2,216,961)
Total assets	(2,722,222)	(2,575,802)
LIABILITIES AND EQUITY
Trade accounts payable		(940)
Accounts payable to related parties	(363,595)	(347,772)
Other accounts payable		1
Total current liabilities	(363,595)	(348,711)
Long-term accounts payable to related parties	(276,676)	(154,497)
Total non-current liabilities	(276,676)	(154,497)
Total liabilities	(640,271)	(503,208)
Equity attributable to controlling interest in the Company	(1,973,387)	(1,940,842)
Non-controllinginterest	(108,564)	(131,752)
Total liabilities and equity	(2,722,222)	(2,575,802)
Operating segments [member] | Engineering and construction [member]
Assets.-
Cash and cash equivalent	177,455	184,401
Financial asset at fair value through profit or loss		181
Trade accounts receivables	583,842	891,252
Work in progress	24,962	55,774
Accounts receivable from related parties	203,583	230,607
Other accounts receivable	386,467	518,123
Inventories	27,852	46,499
Prepaid expenses	3,825	4,470
Current assets before non-current assets classified as held for sale	1,407,986	1,931,307
Non-current assets classified as held for sale		17,722
Total current assets	1,407,986	1,949,029
Long-term trade accounts receivable	14,455	58,997
Long-term accounts receivable from related parties	254,660	258,479
Other long-term accounts receivable	77,028	75,030
Investments in associates and joint ventures	114,676	111,513
Property, plant and equipment	205,678	509,700
Intangible assets	160,088	203,390
Deferred income tax asset	166,624	165,227
Total non-current assets	993,209	1,382,336
Total assets	2,401,195	3,331,365
LIABILITIES AND EQUITY
Borrowings	232,409	591,987
Trade accounts payable	777,130	955,015
Accounts payable to related parties	179,351	114,198
Current income tax	5,898	29,379
Other accounts payable	389,896	492,362
Provisions	521	6,682
Total current liabilities	1,585,205	2,189,623
Borrowings	9,314	127,773
Other long-term accounts payable	357,146	379,043
Long-term accounts payable to related parties	8,880	4,306
Provisions	32,122	8,587
Deferred income tax liability	5,564	26,633
Total non-current liabilities	413,026	546,342
Total liabilities	1,998,231	2,735,965
Equity attributable to controlling interest in the Company	331,178	487,923
Non-controllinginterest	71,786	107,477
Total liabilities and equity	2,401,195	3,331,365
Operating segments [member] | Energy infrastructure [member]
Assets.-
Cash and cash equivalent	34,816	43,878
Trade accounts receivables	54,350	64,364
Accounts receivable from related parties	492	2,746
Other accounts receivable	37,611	55,959
Inventories	18,823	15,093
Prepaid expenses	1,345	1,168
Current assets before non-current assets classified as held for sale	147,437	183,208
Total current assets	147,437	183,208
Other long-term accounts receivable	63,797	53,917
Investments in associates and joint ventures	7,230	7,344
Property, plant and equipment	171,430	171,226
Intangible assets	183,614	160,288
Deferred income tax asset	5,025	5,507
Total non-current assets	431,096	398,282
Total assets	578,533	581,490
LIABILITIES AND EQUITY
Borrowings	26,621	46,924
Trade accounts payable	49,254	62,659
Accounts payable to related parties	1,933	3,664
Current income tax	2,797	1,282
Other accounts payable	13,147	12,487
Provisions	5,412	5,204
Total current liabilities	99,164	132,220
Borrowings	87,166	101,549
Provisions	20,234	16,707
Derivative financial instruments	61	383
Deferred income tax liability	24,541	8,957
Total non-current liabilities	132,002	127,596
Total liabilities	231,166	259,816
Equity attributable to controlling interest in the Company	323,943	299,411
Non-controllinginterest	23,424	22,263
Total liabilities and equity	578,533	581,490
Operating segments [member] | Toll roads infrastructure [member]
Assets.-
Cash and cash equivalent	168,460	121,901
Trade accounts receivables	78,013	128,124
Accounts receivable from related parties	40,820	62,525
Other accounts receivable	28,492	66,765
Inventories	9,206	8,685
Prepaid expenses	3,068	2,354
Current assets before non-current assets classified as held for sale	328,059	390,354
Total current assets	328,059	390,354
Long-term trade accounts receivable	33,380	14,747
Long-term work in progress	32,212	28,413
Long-term accounts receivable from related parties	39,341	27,660
Prepaid expenses	28,214	24,585
Other long-term accounts receivable	7,058	11,159
Property, plant and equipment	14,585	18,572
Intangible assets	466,153	492,424
Deferred income tax asset	11,876	11,057
Total non-current assets	632,819	628,617
Total assets	960,878	1,018,971
LIABILITIES AND EQUITY
Borrowings	15,384	2,589
Bonds	25,745	24,361
Trade accounts payable	61,233	85,329
Accounts payable to related parties	46,099	60,857
Current income tax	1,398	1,122
Other accounts payable	72,823	68,994
Total current liabilities	222,682	243,252
Borrowings	556	1,945
Long-term bonds	299,637	319,549
Other long-term accounts payable	31,477	52,349
Long-term accounts payable to related parties	1,167	836
Deferred income tax liability	7,010	8,606
Total non-current liabilities	339,847	383,285
Total liabilities	562,529	626,537
Equity attributable to controlling interest in the Company	332,406	323,987
Non-controllinginterest	65,943	68,447
Total liabilities and equity	960,878	1,018,971
Operating segments [member] | Transportation infrastructure [member]
Assets.-
Cash and cash equivalent	191,178	161,073
Trade accounts receivables	226,919	108,706
Accounts receivable from related parties	758	3,072
Other accounts receivable	31,012	31,381
Inventories	25,282	19,457
Prepaid expenses	874	10,312
Current assets before non-current assets classified as held for sale	476,023	334,001
Total current assets	476,023	334,001
Long-term trade accounts receivable	966,202	793,991
Prepaid expenses	5,152	13,115
Other long-term accounts receivable	64,817	255,179
Property, plant and equipment	1,586	580
Intangible assets	749	323
Total non-current assets	1,038,506	1,063,188
Total assets	1,514,529	1,397,189
LIABILITIES AND EQUITY
Borrowings	209,463
Bonds	13,422	12,294
Trade accounts payable	104,652	81,161
Accounts payable to related parties	65,256	83,841
Current income tax	9,888
Other accounts payable	11,677	27,058
Total current liabilities	414,358	204,354
Long-term bonds	598,238	591,363
Other long-term accounts payable	154,756	349,987
Long-term accounts payable to related parties	81,207	89,023
Deferred income tax liability	37,178	20,789
Total non-current liabilities	871,379	1,051,162
Total liabilities	1,285,737	1,255,516
Equity attributable to controlling interest in the Company	171,594	106,256
Non-controllinginterest	57,198	35,417
Total liabilities and equity	1,514,529	1,397,189
Operating segments [member] | Water treatment infrastructure [member]
Assets.-
Cash and cash equivalent	6,700	4,204
Trade accounts receivables	598	604
Accounts receivable from related parties	9,930	8,852
Other accounts receivable	199	1,922
Prepaid expenses	135	164
Current assets before non-current assets classified as held for sale	17,562	15,746
Total current assets	17,562	15,746
Prepaid expenses	840	892
Other long-term accounts receivable	7,346	7,348
Property, plant and equipment	109	60
Deferred income tax asset	620
Total non-current assets	8,915	8,300
Total assets	26,477	24,046
LIABILITIES AND EQUITY
Trade accounts payable	121	132
Accounts payable to related parties	58	14
Current income tax	226	161
Other accounts payable	631	49
Total current liabilities	1,036	356
Other long-term accounts payable	1,656	158
Long-term accounts payable to related parties	23,445	23,445
Deferred income tax liability		210
Total non-current liabilities	25,101	23,813
Total liabilities	26,137	24,169
Equity attributable to controlling interest in the Company	340	(123)
Total liabilities and equity	26,477	24,046
Operating segments [member] | Real estate [member]
Assets.-
Cash and cash equivalent	93,262	85,187
Trade accounts receivables	63,038	45,897
Accounts receivable from related parties	60,759	69,382
Other accounts receivable	55,508	40,026
Inventories	448,328	643,882
Prepaid expenses	81	216
Current assets before non-current assets classified as held for sale	720,976	884,590
Total current assets	720,976	884,590
Long-term trade accounts receivable	6,030
Other long-term accounts receivable	30,268	9,811
Investments in associates and joint ventures	5,604	1
Investment property	29,133	45,687
Property, plant and equipment	9,237	11,621
Intangible assets	1,105	1,022
Deferred income tax asset	17,127	10,316
Total non-current assets	98,504	78,458
Total assets	819,480	963,048
LIABILITIES AND EQUITY
Borrowings	133,105	162,031
Trade accounts payable	31,173	43,724
Accounts payable to related parties	35,085	37,396
Current income tax	4,219	45,299
Other accounts payable	106,286	63,654
Provisions	264	20
Total current liabilities	310,132	352,124
Borrowings	10,684	12,010
Other long-term accounts payable	26,470	32,058
Total non-current liabilities	37,154	44,068
Total liabilities	347,286	396,192
Equity attributable to controlling interest in the Company	193,483	217,290
Non-controllinginterest	278,711	349,566
Total liabilities and equity	S/ 819,480	S/ 963,048